GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                          THE GAMCO GLOBAL GROWTH FUND
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
  (Net Asset Value per share may be obtained daily by calling 800-GABELLI after
                                   6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
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                                TABLE OF CONTENTS
                                -----------------

INVESTMENT AND PERFORMANCE SUMMARY........................................     2

INVESTMENT AND RISK INFORMATION...........................................    14

MANAGEMENT OF THE FUNDS ..................................................    17

PURCHASE OF SHARES........................................................    20

REDEMPTION OF SHARES .....................................................    22

EXCHANGE OF SHARES .......................................................    24

PRICING OF FUND SHARES ...................................................    25

DIVIDENDS AND DISTRIBUTIONS...............................................    26

TAX INFORMATION ..........................................................    26

MAILINGS TO SHAREHOLDERS .................................................    27

FINANCIAL HIGHLIGHTS .....................................................    28

GAMCO
GLOBAL
SERIES
FUNDS,
INC.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
THE GAMCO GLOBAL GROWTH FUND
THE GAMCO GLOBAL OPPORTUNITY FUND
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

CLASS AAA SHARES

PROSPECTUS
APRIL 29, 2008

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY

GAMCO Global Series Funds, Inc. (the "Company") currently offers the following four separate investment portfolios (each a "Fund" and collectively, the "Funds"):

      o     The   GAMCO    Global    Telecommunications    Fund   (the   "Global
            Telecommunications Fund")

      o     The GAMCO Global Growth Fund (the "Global Growth Fund")

      o     The GAMCO Global Opportunity Fund (the "Global Opportunity Fund")

      o     The  GAMCO   Global   Convertible   Securities   Fund  (the  "Global
            Convertible Securities Fund")

Each Fund is advised by Gabelli Funds, LLC (the "Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

                         GLOBAL TELECOMMUNICATIONS FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television.


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2

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PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value per share ("NAV") than funds which invest in a broad range of issuers. In addition, the Fund concentrates its investments in the telecommunications industry which is subject to governmental regulation and a greater price volatility than the overall market and sells products and services that may be subject to rapid obsolescence resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling, and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Funds' distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o     you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of distributions.


--------------------------------------------------------------------------------
                                                                               3

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                         GLOBAL TELECOMMUNICATIONS FUND
                       (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
 -----------------------------------------------------------------------------
 34.8%   80.3%   -24.1%  -20.7%  -29.6%  42.7%   23.4%   2.8%    28.9%   18.3%

During the periods shown in the bar chart, the highest return for a quarter was 31.0% (quarter ended December 31, 1999) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).

             AVERAGE ANNUAL TOTAL RETURNS                PAST         PAST           PAST
      (FOR THE PERIODS ENDED DECEMBER 31, 2007)        ONE YEAR    FIVE YEARS     TEN YEARS
---------------------------------------------------   ----------   ----------   -------------
Global Telecommunications Fund Class AAA Shares:
   Return Before Taxes ............................     18.30%       22.53%         11.01%
   Return After Taxes on Distributions ............     18.15%       22.42%         10.07%
   Return After Taxes on Distributions
      and Sale of Fund Shares .....................     12.11%       20.07%          9.34%
MSCI AC World Free Index* .........................     12.18%       18.80%          7.94%
MSCI AC World Telecommunication Services Index** ..     28.23%       20.10%           N/A***

----------
* The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is a widely recognized, unmanaged stock index composed of equity securities in developed and emerging market countries. The index figures do not reflect any deduction for fees, expenses, or taxes.

** The MSCI AC World Telecommunication Services Index is an unmanaged stock index composed of global telecommunications securities stock market performance. The index figures do not reflect any deduction for fees, expenses, or taxes.

*** Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.

You cannot invest directly in the MSCI AC World Free Index or the MSCI AC World Telecommunication Services Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use a capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").


--------------------------------------------------------------------------------
4

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FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):
Redemption Fees
   (as a percentage of amount redeemed for shares held 7 days or
   less) payable to the Fund ..........................................   2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees .......................................................   1.00%
Distribution (Rule 12b-1) Expenses ....................................   0.25%
Other Expenses ........................................................   0.25%
                                                                          ----

Total Annual Fund Operating Expenses ..................................   1.50%
                                                                          ====
EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ------   -------   -------   --------
                     $  153   $   474   $   818   $  1,791

                               GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies involved in the global marketplace. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. To achieve the Fund's primary objective of capital appreciation, the Adviser's portfolio management team for the Fund employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The Fund invests in companies at the forefront of accelerated growth.

The Fund invests primarily in equity securities of domestic and foreign issuers that are deemed to offer an attractive level of long-term growth in revenues and earnings. In addition to growth rates, stock valuation levels are important in the stock selection process as the Fund seeks stocks that are attractively priced relative to their projected growth rates. The Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Fund invests primarily in developed markets but may invest in emerging markets as well. The Fund invests in companies with a wide range in market capitalizations, from small to large.


--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. In addition, the Fund may invest in specific industries which are subject to governmental regulation, have a greater price volatility than the overall market, or sell products and services that may be subject to rapid obsolescence resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development. Many countries also impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling, and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o     you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of distributions.


--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

                               GLOBAL GROWTH FUND
                      (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

    1998    1999    2000    2001    2002   2003   2004   2005   2006   2007
    ------------------------------------------------------------------------
    28.9%  116.1%  -37.5%  -24.1%  -24.8%  41.4%   9.4%  13.7%  12.5%  17.7%

During the periods shown in the bar chart, the highest return for a quarter was 47.4% (quarter ended December 31, 1999) and the lowest return for a quarter was (23.8)% (quarter ended September 30, 2001).

         AVERAGE ANNUAL TOTAL RETURNS               PAST        PAST        PAST
   (FOR THE PERIODS ENDED DECEMBER 31, 2007)      ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------   --------   ----------   ---------
Global Growth Fund Class AAA Shares:
   Return Before Taxes ........................    17.67%      18.43%       8.75%
   Return After Taxes on Distributions ........    17.61%      18.41%       8.27%
   Return After Taxes on Distributions and
      Sale of Fund Shares .....................    11.56%      16.33%       7.54%
MSCI AC World Free Index* .....................    12.18%      18.80%       7.94%
Lipper Global Multi-Cap Core Fund Average** ...     9.24%      16.11%       7.20%

----------
* The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is a widely recognized, unmanaged stock index composed of equity securities in developed and emerging market countries. The index figures do not reflect any deduction for fees, expenses, or taxes.

** The Lipper Global Multi-Cap Core Fund Average reflects the average performance of mutual funds classified in this particular category as tracked by Lipper Inc.

      You cannot invest directly in the MSCI AC World Free Index or the Lipper Global Multi-Cap Core Fund Average.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use a capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.


--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):
Redemption Fees
   (as a percentage of amount redeemed for shares held 7 days or less)
   payable to the Fund ................................................   2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees .......................................................   1.00%
Distribution (Rule 12b-1) Expenses ....................................   0.25%
Other Expenses ........................................................   0.49%
Acquired Fund Fees and Expenses* ......................................   0.02%
                                                                          ----

Total Annual Fund Operating Expenses ..................................   1.76%
                                                                          ====

* Acquired Fund Fees and Expenses ("AFFE") represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of the Prospectus. Without AFFE, the Total Annual Fund Operating Expenses for the Fund would have been 1.74%.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ------   -------   -------   --------
                     $  179   $   554   $   954   $  2,073

                             GLOBAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling, and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o     you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, five years, and the life of the Fund compare with those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of distributions.


--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------

                             GLOBAL OPPORTUNITY FUND
                       (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

        1999    2000    2001    2002   2003   2004   2005   2006    2007
        ----------------------------------------------------------------
        79.2%  -13.5%  -28.9%  -11.5%  37.4%  14.0%  15.1%  14.5%  13.6%

During the periods shown in the bar chart, the highest return for a quarter was 38.9% (quarter ended December 31, 1999) and the lowest return for a quarter was (22.6)% (quarter ended September 30, 2001).

            AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE PERIODS ENDED DECEMBER 31, 2007)         PAST ONE YEAR   PAST FIVE YEARS   SINCE MAY 11, 1998*
----------------------------------------------------   -------------   ---------------   -------------------
Global Opportunity Fund Class AAA Shares:
   Return Before Taxes .............................       13.62%          18.61%              10.06%
   Return After Taxes on Distributions** ...........       13.63%          18.61%               9.32%
   Return After Taxes on Distributions
      and Sale of Fund Shares ......................        9.08%          16.53%               8.47%
MSCI AC World Free Index*** ........................       12.18%          18.80%               6.67%*****
Lipper Global Multi-Cap Growth Fund Average**** ....        9.24%          16.11%               7.34%

----------
* From May 11, 1998, the date that the Fund's Class AAA Shares commenced investment operations.

** Increase in the Return After Taxes on Distributions over the Return Before Taxes is due to the Fund's foreign tax credits that were passed through to the shareholders.

*** The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is a widely recognized, unmanaged stock index composed of equity securities in developed and emerging market countries. The index figures do not reflect any deduction for fees, expenses, or taxes.

**** The Lipper Global Multi-Cap Growth Fund Average represents the average performance of mutual funds classified in the particular category as tracked by Lipper Inc.

***** From April 30, 1998, the date closest to the Fund's inception for which data is available.

      You cannot invest directly in the MSCI AC World Free Index or the Lipper Global Multi-Cap Growth Fund Average.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use a capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER  FEES (fees paid  directly  from your investment):
Redemption Fees
  (as a percentage of amount redeemed for shares held 7 days or less)
  payable to the Fund .................................................   2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees .......................................................   1.00%
Distribution (Rule 12b-1) Expenses ....................................   0.25%
Other Expenses ........................................................   0.71%
                                                                          ----

Total Annual Fund Operating Expenses(1) ...............................   1.96%
                                                                          ====

----------
(1) Effective January 1, 2008, the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes and extraordinary expenses) at no more than 2.00% for Class AAA Shares. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for the Class AAA Shares.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
                        $  199   $   615   $ 1,057   $  2,285

                       GLOBAL CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include: the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends, and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest.


--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling, and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o     you seek to diversify your investments outside the U.S.

      o     you are seeking monthly distributions

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart
and  the  table  assume   reinvestment  of  distributions.

                       GLOBAL CONVERTIBLE SECURITIES FUND
                       (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1998   1999    2000    2001   2002   2003   2004   2005   2006  2007
      --------------------------------------------------------------------
      8.6%  51.1%  -14.0%  -13.2%  -4.9%  21.5%  11.7%   8.0%  8.4%   2.1%

During the periods shown in the bar chart, the highest return for a quarter was 20.3% (quarter ended December 31, 1999) and the lowest return for a quarter was (13.0)% (quarter ended September 30, 2001).

              AVERAGE ANNUAL TOTAL RETURNS                   PAST        PAST        PAST
       (FOR THE PERIODS ENDED DECEMBER 31, 2007)           ONE YEAR   FIVE YEARS   TEN YEARS
--------------------------------------------------------   --------   ----------   ---------
Global Convertible Securities Fund Class AAA Shares:
   Return Before Taxes .................................       2.08%       10.14%       6.57%
   Return After Taxes on Distributions .................      (0.14)%       8.00%       4.88%
   Return After Taxes on Distributions
      and Sale of Fund Shares ..........................       3.59%        8.25%       5.11%
MSCI World Free Index* .................................       9.04%       16.96%       6.99%
UBS Global Convertible Index** .........................      11.26%       12.28%       9.37%
Merrill Lynch Global 300 Convertible Index*** ..........       9.80%       10.79%       7.67%

----------
* The Morgan Stanley Capital International (MSCI) World Free Index is a widely recognized, unmanaged stock index composed of equity securities in developed countries. The index figures do not reflect any deduction for fees, expenses or taxes.

** The UBS Global Convertible Index is an unmanaged index composed of global convertible securities. The index figures do not reflect any deduction for fees, expenses, or taxes.

*** The Merrill Lynch Global 300 Convertible Index is an unmanaged indicator of investment performance.

      You cannot invest directly in the MSCI World Free Index, the UBS Global Convertible Index, or the Merrill Lynch Global 300 Convertible Index.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use a capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):
Redemption Fees
   (as a percentage of amount redeemed for shares held 7 days or less)
   payable to the Fund ................................................   2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees .......................................................   1.00%
Distribution (Rule 12b-1) Expenses ....................................   0.25%
Other Expenses ........................................................   1.21%
                                                                          ----

Total Annual Fund Operating Expenses ..................................   2.46%
                                                                          ====

The Adviser has a voluntary fee waiver that may be revoked at any time at the discretion of the Adviser. Under this voluntary fee waiver, the Adviser has agreed to waive its investment advisory fees to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00% for Class AAA Shares. The fee waiver and Total Annual Fund Operating Expenses are:

Fee Waiver and/or Expense Reimbursement ...............................   0.34%
                                                                          ----

Total Annual Fund Operating Expenses After Fee Waiver .................   2.12%
                                                                          ====

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
                        $  249   $   767   $ 1,311   $  2,796

                         INVESTMENT AND RISK INFORMATION

Each Fund invests primarily in common stocks (or, in the case of the Global Convertible Securities Fund, in securities convertible into common stock) of companies which the Funds' portfolio management teams believe are likely to have rapid growth in revenues and earnings and the potential for above average capital appreciation. The Adviser invests in companies whose stocks are selling at a significant discount to their "private market value". Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

Undervaluation of a company's stock can result from a variety of factors, such as a lack of investor recognition of:

      o     the underlying value of a company's fixed assets,

      o     the value of a consumer or commercial franchise,

      o changes in the economic or financial environment affecting the company,

      o     new, improved, or unique products or services,

      o     new or rapidly expanding markets,

      o technological developments or advancements affecting the company or its products, or

      o     changes  in  governmental   regulations,   political   climate,   or
            competitive conditions.

The actual events that may lead to a significant increase in the value of a company's securities include:

      o     a change in the company's management policies,

      o     an investor's purchase of a large portion of the company's stock,

      o     a merger or reorganization or recapitalization of the company,

      o     a sale of a division of the company,

      o     a tender offer (an offer to purchase investors' shares),

      o the spin-off to shareholders of a subsidiary, division, or other substantial assets, or

      o     the   retirement  or  death  of  a  senior  officer  or  substantial shareholder of the company.

In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics, and the perceived strength of its management.

The investment policy of each of the Global Telecommunications Fund and the Global Convertible Securities Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors (the "Board") without shareholder approval. Shareholders will, however, receive at least 60 days' notice prior to any change in this policy.

The Funds may also use the following investment techniques:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities, money market instruments, obligations of the U.S. government and its agencies, and instrumentalities, or repurchase agreements. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

Investing in the Funds involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

      o FUND AND MANAGEMENT RISK. If a portfolio management team's judgment in selecting securities is incorrect or if the market segment in which a Fund invests has poor performance or falls out of favor with investors, a Fund could underperform the stock market or its peers. A Fund could also fail to meet its investment objective. If the portfolio management team's assessment of the values of the securities a Fund holds is incorrect, or no event occurs which surfaces value, then the value of that Fund's shares may decline.

      o NON-DIVERSIFICATION RISK. Each Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because each Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

            have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Funds may buy.

      o INDUSTRY CONCENTRATION RISK. GLOBAL TELECOMMUNICATIONS FUND ONLY -- The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

      o INDUSTRY RISK. Certain industries in which the Funds may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry.

            Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations.

            Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Funds invest may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

      o LOW CREDIT QUALITY RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY -- Because many convertible securities are rated below investment grade, the Fund may invest without limit in securities rated lower than "BBB" by Standard & Poor's Rating Services ("S&P") or "Caa" or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated "BB" or lower by S&P or "Ba" or lower by Moody's may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Fund's NAV.

      o CONVERTIBLE SECURITIES AND CREDIT RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY -- The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends, and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

      o PORTFOLIO TURNOVER RISK. The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Funds' expenses which could negatively affect the Funds' performance.

      o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

                  o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

                  o Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

                  o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                  o Foreign markets may be less liquid and more volatile than U.S. markets.

                  o Foreign securities often trade in currencies other than the U.S. dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Funds' NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the
                        Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Funds' foreign currency holdings.

                  o Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Each Fund's investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

PORTFOLIO HOLDINGS. A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information ("SAI"), which may be obtained by calling 800-GABELLI (800-422-3554), your broker, or free of charge through the Adviser's website at www.gabelli.com.

                             MANAGEMENT OF THE FUNDS

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment programs and manages the Funds' operations under the general supervision of the Funds' Board. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New


--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

York corporation organized in 1980. The Adviser is a wholly owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, the Adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth below:

                                           ANNUAL ADVISORY FEE -               ADVISORY FEE PAID FOR
                                             CONTRACTUAL RATE                FISCAL YEAR ENDED 12/31/07
                                     (AS A PERCENTAGE OF AVERAGE DAILY   (AS A PERCENTAGE OF AVERAGE DAILY
              FUND                              NET ASSETS)                         NET ASSETS)
----------------------------------   ---------------------------------   ---------------------------------
Global Telecommunications Fund                     1.00%                               1.00%
Global Growth Fund                                 1.00%                               1.00%
Global Opportunity Fund                            1.00%                               1.00%
Global Convertible Securities Fund                 1.00%                               0.66%*

----------
*     After reimbursement of expenses to the Fund.

With respect to the Global Opportunity Fund, effective January 1, 2008, the Adviser has contractually agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00% for Class AAA Shares. With respect to the Global Convertible Securities Fund, the Adviser has voluntarily agreed to waive its investment advisory fee to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00% for Class AAA Shares. This fee waiver arrangement may be increased or decreased at any time.

In addition, during the two year period following any waiver or reimbursement by the Adviser, the Global Opportunity Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for Class AAA Shares.

The Funds' annual reports to shareholders for the period ended December 31, 2007 contain a discussion of the basis of the Board's determinations to continue the investment advisory agreements as described above.

REGULATORY MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the Securities and Exchange Commission ("SEC") to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the Investment Company Act of 1940, as amended ("1940 Act") and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant, and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above-referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the investment advisory agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The


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Adviser  currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the investment advisory agreement.

THE PORTFOLIO MANAGERS

GLOBAL TELECOMMUNICATIONS FUND Mario J. Gabelli, CFA is primarily responsible for the day-to-day investment management of the Global Telecommunications Fund. Mr. Gabelli is Chairman and Chief Executive Officer of the Adviser's parent company GAMCO Investors, Inc. Evan Miller, CFA, and Sergey Dluzhevskiy, CPA are on the Global Telecommunications Fund's team and provide research and investment recommendations for the consideration of Mr. Gabelli. Mr. Miller has been an Associate Portfolio Manager and research analyst with the Adviser since 2002. Mr. Dluzhevskiy has been an Associate Portfolio Manager since May 2006 and a research analyst with the Adviser since 2005. Prior to 2005, Mr. Dluzhevskiy was a senior accountant at Deloitte & Touche (1999-2003). Mr. Dluzhevskiy attended the Wharton School, University of Pennsylvania (2003-2005) where he received his MBA in Finance and Accounting.

GLOBAL CONVERTIBLE SECURITIES FUND The day-to-day investment management of the Global Convertible Securities Fund is performed by a team of portfolio managers comprised of Joshua Fenton, Wayne C. Plewniak, and Mario J. Gabelli. Mr. Fenton has been the Director of Buy Side Research for GAMCO Asset Management Inc. since 2001 and is a co-portfolio manager of the Gabelli Global Gold, Natural Resources and Income Trust. Mr. Plewniak has been Managing Director and Head of Gabelli Fixed Income since 2006. Mr. Plewniak was formerly with Lehman Brothers/Neuberger Berman where he served as Managing Director and Senior Portfolio Manager of the firm's High Yield business, following its acquisition from Lipper & Company in 2002. Plewniak has an MBA in Finance and International Business from Georgetown University and a B.S. in Industrial Engineering from the Rochester Institute of Technology.

GLOBAL OPPORTUNITY FUND Caesar Bryan is primarily responsible for the day-to-day investment management of the Global Opportunity Fund. Mr. Bryan is the portfolio manager of the GAMCO Gold Fund and GAMCO International Growth Fund, a Co-Portfolio Manager of the Gabelli Global Gold, Natural Resources and Income Trust, and a Senior Vice President of GAMCO Investors, Inc. since 1994. Kevin Dreyer and Anthony Fritz, CFA are on the Global Opportunity Fund's team and provide research and investment recommendations for the consideration of Mr. Bryan. Mr. Dreyer has been an Associate Portfolio Manager since May 2006. Prior to May 2006, Mr. Dreyer was a research analyst with the Adviser since 2005. Before joining the Adviser, Mr. Dreyer attended Columbia University Graduate School of Business, from 2003 to 2005, graduating with an MBA, Finance. Mr. Fritz has been an Associate Portfolio Manager since May 2006. Prior to May 2006, Mr. Fritz was a research analyst with the Adviser since 2005. Prior to 2005, Mr. Fritz attended Columbia University Graduate School of Business from 2003 to 2005, graduating with an MBA, Finance.

GLOBAL GROWTH FUND The members of the Global Growth Fund portfolio management team include Howard Ward and Caesar Bryan.

Mr. Ward is the Director of Growth Products for GAMCO Investors, Inc., has managed the GAMCO Growth Fund since January 1994 and has been a portfolio manager with GAMCO Investors, Inc. since 1994. Mr. Ward and Mr. Bryan are responsible for the day-to-day investment management of the Global Growth Fund.

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by them, and their ownership of securities in the Funds.

RULE 12b-1 PLAN. Each Fund has adopted a distribution plan under Rule 12b-1 (each a "Plan") which authorizes payments by each Fund on an annual basis of 0.25% of its average daily net assets attribut-


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able to Class AAA Shares to finance  distribution of its Class AAA Shares or pay shareholder service fees. Each Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund or pay shareholder service fees. To the extent any activity is one that a Fund may finance without a distribution plan, each Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Funds through the Funds' transfer agent or through registered broker-dealers that have entered into appropriate selling agreements with the Distributor specifically with respect to Class AAA Shares.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "[name of Fund]" to:

                BY MAIL                    BY PERSONAL DELIVERY
                -------                    --------------------
                THE GABELLI FUNDS          THE GABELLI FUNDS
                P.O. BOX 8308              C/O BFDS
                BOSTON, MA 02266-8308      30 DAN ROAD
                                           CANTON, MA 02021-2809

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s), and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                         RE: THE GAMCO ("NAME OF") FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although the Fund's Transfer Agent, State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Funds sell their Class AAA Shares based on the NAV next determined after the time as of which the Funds receive your completed subscription order form and your payment. See "Pricing of Fund Shares" for a description of the calculation of the NAV.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRAs, "Roth" IRAs, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares


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of the Funds through  tax-deductible  contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum for subsequent investments in retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Funds' Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Funds' minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company, on behalf of the Funds, to obtain, verify, and record identifying information, which may include the name, residential, or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Funds verify the account holder's identity.

THIRD PARTY ARRANGEMENTS. The Adviser and its affiliates utilize a portion of their assets, which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. Subject to tax limitations and approval by the Board, the Funds may also make payments to third parties out of their own assets (other than 12b-1 payments), for a portion of the charges for these programs generally representing savings of expenses experienced by the Fund resulting from shareholders investing in the Funds through such programs rather than investing directly in the Funds.

The Adviser or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payments under the Funds' distribution plans), make cash payments to some but not all brokers, dealers, or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers' assets in the Funds. These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Funds' shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support, and/or access to sales meetings, sales representatives, and management representatives of the broker, dealer, or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer, or other financial intermediary provides shareholder services to Fund shareholders. These payments take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and


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maintenance  of shareholder  accounts,  and finder's fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser or an applicable affiliate negotiates the level of payments described above to any particular broker, dealer, or other financial intermediary with each firm. Currently, such payments range from 0.10% to 0.40% per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.

                              REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Funds to suspend redemptions.

The Funds redeem their shares based on the NAV next determined after the time as of which the Funds receive your redemption request in proper form subject to a redemption fee as described below. See "Pricing of Fund Shares" for a description of the calculation of NAV.

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short-term trading of Fund shares creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares. In addition, because each of the Funds may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of a foreign security or securities takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of the Fund's shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred that will have more than a minimal effect on the net asset value. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In order to discourage frequent short-term trading in Fund shares, each Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Class AAA Shares that are redeemed or exchanged within seven (7) days or less after the date of a purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Funds and does not benefit the Funds' Adviser or any other third party. For purposes of computing the redemption fee, shares will be treated as being redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to each Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of divi-


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dends or other distributions,  (ii) the redemption is initiated by a Fund, (iii)
the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place. While each Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Funds with information relating to its customers investing in each Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because each Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Funds cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with each Fund's policies. Subject to the exclusions discussed above, each Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Funds to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary's policies on frequent trading restrictions.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. The Funds have adopted a policy of seeking to minimize short-term trading in their shares and monitor purchase and redemption activities to assist in minimizing short-term trading.

You may redeem shares through the Distributor or directly from the Funds through the Funds' transfer agent.

      o BY LETTER. You may mail a letter requesting the redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered, and if there is more than one owner of shares, all owners must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account excluding an IRA directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United
            States) or by visiting our website at www.gabelli.com. YOU MAY NOT REDEEM FUND SHARES HELD THROUGH AN IRA THROUGH THE INTERNET. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures that State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.

            1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Funds will make checks payable to the


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                  name in which the account is registered and normally will mail the check to the address of record within seven days.

            2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if the Funds initiate such action and the Funds will allow 30 days for you to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected based on the NAV next determined after the time as of which the Fund, or if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund(s) shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Funds will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

REDEMPTION  IN KIND.  In  certain  circumstances,  any of the Funds may pay your redemption proceeds wholly or partially in portfolio securities. Where applicable, payments would be made in portfolio securities only in the rare instance that the Funds' Board believes that it would be in the best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund(s) you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates. The Fund(s) or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such fund or investor at any time.

In effecting an exchange:

                  o you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;

                  o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

                  o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

                  o     you may realize a taxable gain or loss;

                  o you should be aware that brokers may charge a fee for handling an exchange for you; and

                  o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.

You may exchange shares through the Distributor, directly through the Fund's Transfer Agent, or through a registered broker-dealer or other financial intermediary.


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24

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      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.

The Funds may modify or terminate the exchange privilege with respect to such fund at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your broker and does not benefit the Funds or the Adviser in any way. It would be in addition to any sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The NAV of each Fund's Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Fund's NAV is determined as of the close of regular trading of the NYSE, normally 4:00 p.m., Eastern Time. Each Fund's NAV is computed by dividing the value of the applicable Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV next made as of a time after the time as of which the purchase or redemption order is received in proper form.

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days


--------------------------------------------------------------------------------
                                                                              25

--------------------------------------------------------------------------------

for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends out of net investment income and capital gains, if any, will be paid annually, except for the Global Convertible Securities Fund which pays dividends quarterly. You may have dividends or capital gain distributions that are declared by the Funds reinvested automatically at NAV in additional shares of the respective Fund(s). You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you first purchase your shares. You may change this election by notifying the Funds or your broker in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the NAV on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, however the Global Convertible Securities Fund has been distributing at least $0.03 per share on a quarterly basis since June 2005. To the extent the distributions are in excess of the Global Convertible Securities Fund's taxable income, the distributions will be treated as a non-taxable return of capital. There can be no assurance that the Funds will pay any dividends or realize any capital gains or other income.

                                 TAX INFORMATION

The Funds expect that distributions will consist primarily of investment company taxable income, net capital gains and/or a return of capital. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e., gains from securities held by the Funds for one year or less) are taxable to you as ordinary income, except that qualified dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at the long-term capital gain rates no matter how long you have owned your shares. The Global Telecommunications Fund, the Global Growth Fund, and the Global Opportunity Fund have a significant amount of capital loss carryforwards which are available to offset any future net realized gains. As a result, distributions from capital gains are not expected for 2007, or until the capital loss carryforwards are utilized or expire. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state, and/or local taxes. A redemption of Fund shares or an exchange of Fund shares for shares of another fund will be treated for tax purposes as a sale of that Fund's shares; and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax. The tax basis of your holdings will be reduced to the extent you receive any distributions treated as a non-taxable return of capital.

A dividend declared by the fund in October, November or December and paid during January of the following year may in certain circumstances be treated as paid in December for tax purposes.


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26

--------------------------------------------------------------------------------

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                            MAILINGS TO SHAREHOLDERS

In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at 800-422-3554 and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.


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                                                                              27

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the financial performance of each Fund for the past five fiscal years. The total returns in the tables represent the return that an investor would have earned or lost on an investment in the Funds' Class AAA Shares (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements and related notes, is included in each Fund's annual report, which is available upon request.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                INCOME FROM INVESTMENT OPERATIONS               DISTRIBUTIONS
                          --------------------------------------------   --------------------------
                                                  Net
              Net Asset                      Realized and      Total
  Period        Value,           Net          Unrealized       from          Net
   Ended      Beginning      Investment         Gain on     Investment   Investment       Total
December 31   of Period   Income (Loss)(a)    Investments   Operations     Income     Distributions
-----------   ---------   ----------------   ------------   ----------   ----------   -------------
CLASS AAA
   2007        $ 22.46         $  0.25          $ 3.86        $ 4.11      $ (0.23)       $ (0.23)
   2006          17.53            0.12            4.95          5.07        (0.14)         (0.14)
   2005          17.23            0.16            0.33          0.49        (0.19)         (0.19)
   2004          14.03            0.07            3.21          3.28        (0.08)         (0.08)
   2003           9.83           (0.04)           4.24          4.20           --             --

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 -------------------------------------------------
                           Net Asset             Net Assets      Net
  Period                     Value,                End of     Investment                 Portfolio
   Ended      Redemption     End of     Total      Period       Income      Operating    Turnover
December 31     Fees(a)      Period    Return+   (in 000's)     (Loss)     Expenses(b)     Rate
-----------   ----------   ---------   -------   ----------   ----------   -----------   ---------
CLASS AAA
   2007        $ 0.00(c)    $ 26.34     18.3%     $ 307,368      0.98%        1.50%         11%
   2006          0.00(c)      22.46     28.9        214,436      0.63         1.56           7
   2005          0.00(c)      17.53      2.8        185,870      0.92         1.59           4
   2004          0.00(c)      17.23     23.4        209,043      0.49         1.62          15
   2003          0.00(c)      14.03     42.7        185,719     (0.38)        1.62          11

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of dividends.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) The Fund incurred interest expense during the fiscal years ended December 31, 2005, 2004, and 2003. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.58%, 1.61%, and 1.61%, respectively. For the fiscal years ended December 31, 2007 and December 31, 2006, interest expense was minimal.

(c)   Amount represents less than $0.005 per share.


--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------

THE GAMCO GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS            DISTRIBUTIONS
                          --------------------------------------   --------------------------
                                            Net
              Net Asset       Net      Realized and      Total
  Period        Value,    Investment    Unrealized       from          Net
   Ended      Beginning     Income        Gain on     Investment   Investment       Total
December 31   of Period    (Loss)(a)    Investments   Operations     Income     Distributions
-----------   ---------   ----------   ------------   ----------   ----------   -------------
CLASS AAA
   2007        $ 22.93      $ 0.09        $ 3.96        $ 4.05      $ (0.09)       $ (0.09)
   2006          20.43        0.06          2.50          2.56        (0.06)         (0.06)
   2005          17.98        0.02          2.45          2.47        (0.02)         (0.02)
   2004          16.43       (0.05)         1.60          1.55           --             --
   2003          11.62       (0.06)         4.86          4.80           --             --

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 --------------------------------------------------
                           Net Asset             Net Assets       Net
  Period                     Value,                End of     Investment                  Portfolio
   Ended      Redemption     End of     Total      Period       Income      Operating     Turnover
December 31     Fees(a)      Period    Return+   (in 000's)     (Loss)     Expenses (b)     Rate
-----------   ----------   ---------   -------   ----------   ----------   ------------   ---------
CLASS AAA
   2007        $ 0.00(c)    $ 26.89      17.7%    $ 104,421        0.37%        1.74%         42%
   2006          0.00(c)      22.93      12.5       100,883        0.26         1.78          46
   2005          0.00(c)      20.43      13.7       108,433        0.11         1.79(d)       33
   2004          0.00(c)      17.98       9.4       114,011       (0.30)        1.82         100
   2003          0.01         16.43      41.4       132,886       (0.45)        1.71          63

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) The Fund incurred interest expense during the years ended December 31, 2007 and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, and 1.81%, respectively.

(c)   Amount represents less than $0.005 per share.

(d) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the year ended December 31, 2005 would have been 1.79%.


--------------------------------------------------------------------------------
                                                                              29

--------------------------------------------------------------------------------

THE GAMCO GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                          --------------------------------------   ---------------------------------------
                                            Net
              Net Asset      Net       Realized and     Total
  Period       Value,     Investment    Unrealized       from          Net
   Ended      Beginning     Income        Gain on     Investment   Investment    Return of       Total
December 31   of Period   (Loss)(a)     Investments   Operations     Income       Capital    Distributions
-----------   ---------   ----------   ------------   ----------   ----------   ----------   -------------
CLASS AAA
  2007         $ 18.22    $ 0.17          $ 2.31        $ 2.48     $(0.11)      $(0.00)(e)    $ (0.11)
  2006           15.91     (0.08)           2.39          2.31      (0.00)(e)       --          (0.00)(e)
  2005           13.84      0.01            2.08          2.09      (0.02)          --          (0.02)
  2004           12.18      0.03            1.68          1.71      (0.05)          --          (0.05)
  2003            8.87      0.00(e)         3.29          3.29      (0.01)          --          (0.01)

                                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 -------------------------------------------------------------------------------
                           Net Asset             Net Assets       Net        Operating
  Period                     Value,                End of     Investment      Expenses             Operating           Portfolio
   Ended      Redemption    End of      Total      Period       Income         Before             Expenses Net         Turnover
December 31     Fees(a)     Period     Return+   (in 000's)     (Loss)     Reimbursement(b)   of Reimbursement(c)(d)     Rate
-----------   ----------   ---------   -------   ----------   ----------   ----------------   ----------------------   ---------
CLASS AAA
  2007         $ 0.00(e)    $ 20.59     13.6%     $ 22,507       0.84%          2.03%                  2.03%(f)           20%
  2006           0.00(e)      18.22     14.5        23,426      (0.44)          2.02                   2.02(f)            15
  2005           0.00(e)      15.91     15.1        21,425       0.10           2.04                   1.85(f)            26
  2004           0.00(e)      13.84     14.0        21,033       0.25           2.00                   1.50               35
  2003           0.03         12.18     37.4        19,305       0.04           1.83                   1.52               13

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

(a)   Per share data is calculated using the average shares outstanding method.

(b) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the fiscal years ended December 31, 2007 and 2006, had such payment not been made, the expense ratio would have been 1.96% and 1.95%, respectively.

(c) The Fund incurred interest expense during the fiscal years ended December 31, 2004 and 2003. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50% for each year.

(d) The Fund incurred interest expense during the fiscal years ended December 31, 2007, 2006, and 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, and 1.84%, respectively.

(e)   Amount represents less than $0.005 per share.

(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended December 31, 2005 would have been 1.84%. For the fiscal years ended December 31, 2006 and 2007, the effect of the custodian fee credits was minimal.


--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           INCOME
                                 FROM INVESTMENT OPERATIONS                            DISTRIBUTIONS
                           --------------------------------------   ---------------------------------------------------
                                            Net
               Net Asset      Net       Realized and      Total                      Net
  Period         Value,    Investment    Unrealized       from          Net        Realized     Return
   Ended       Beginning     Income       Gain on      Investment   Investment     Gain on        of          Total
December 31,   of Period   (Loss)(a)    Investments    Operations     Income     Investments    Capital   Distributions
------------   ---------   ----------   ------------   ----------   ----------   -----------   --------   -------------
CLASS AAA
  2007           $ 5.48     $ (0.04)       $ 0.16        $ 0.12      $ (0.19)      $ (0.51)    $ (0.13)      $ (0.83)
  2006             6.22        0.08          0.44          0.52        (0.10)        (1.16)         --         (1.26)
  2005             6.26        0.04          0.40          0.44        (0.17)        (0.32)         --         (0.49)
  2004             6.77        0.07          0.62          0.69        (0.12)        (0.38)      (0.70)        (1.20)
  2003             6.66        0.07          1.24          1.31        (0.11)           --       (1.09)        (1.20)


                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  ----------------------------------------------------------------------
                            Net Asset             Net Assets       Net        Operating        Operating
  Period                     Value,                 End of     Investment     Expenses         Expenses        Portfolio
   Ended       Redemption    End of      Total      Period       Income        Before           Net of          Turnover
December 31,     Fees(a)     Period     Return+   (in 000's)     (Loss)     Reimbursement   Reimbursement(b)      Rate
------------   ----------   ---------   -------   ----------   ----------   -------------   ----------------   ---------
CLASS AAA
  2007          $ 0.00(c)    $ 4.77       2.1%     $  9,294      (0.70)%         2.46%            2.12%(d)       141%
  2006            0.00(c)      5.48       8.4        10,691       1.21           2.14             2.03(d)        130
  2005            0.01         6.22       8.0        13,781       0.63           2.11             2.03(d)         58
  2004            0.00(c)      6.26      11.7        20,350       1.06           2.06             2.01            60
  2003            0.00(c)      6.77      21.5        17,281       1.12           2.07             2.01            54

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) The Fund incurred interest expense during the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, and 2.00%, respectively.

(c)   Amount represents less than $0.005 per share.

(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal years ended December 31, 2006 and December 31, 2005 would have been 2.02% and 2.03%, respectively. Custodian fee credits for the fiscal year ended December 31, 2007 were minimal.


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                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC or Teton Advisors, Inc. (formerly Gabelli Advisers, Inc.), which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Securities and Exchange Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Funds and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                       THIS IS NOT PART OF THE PROSPECTUS.

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                                                                              35

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                         GAMCO GLOBAL SERIES FUNDS, INC.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                          THE GAMCO GLOBAL GROWTH FUND
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                                CLASS AAA SHARES
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FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

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 You can get free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Fund by mail, toll-free phone, or the internet as follows:

                         GAMCO Global Series Funds, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com

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You can also  review  and/or  copy the Funds'  prospectuses,  annual/semi-annual reports, and SAI at the Public Reference Room of the SEC. You can get text-only copies:

      o     Free from the Funds' website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 202-551-8090.

      o     Free from the EDGAR Database on the SEC's website at www.sec.gov.

(Investment Company Act File No. 811-07896)

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